Income tax (Tables)	12 Months Ended
Dec. 31, 2021
Income tax
Schedule of reconciliation between income tax expense and the product of accounting profit (loss) multiplied by the Company's statutory tax rate

Year ended December 31,	2021	2020
Loss before Income Tax	$(33,892,398)	$(1,548,191)
Statutory Tax Rate	27%	27%
Expected income tax recovery based on statutory rate	(9,150,947)	(418,011)
Impact of foreign income tax rate differential	(113,448)	(28,084)
Permanent differences	7,130,189	(100,053)
Non deductible expenses	—	(16,082)
Tax benefits not recognized	2,134,206	562,230
Income tax expense (recovery)	$—	$—

Schedule of unrecognized deferred tax liabilities

December 31,	2021	2020
Share issue costs and property and equipment	$8,433,688	$1,895,177
Loss carryforward - Canada	14,583,400	5,727,289
Loss carryforward - Brazil	7,340,942	5,298,377
Other Assets	67,693	—
	$30,425,723	$12,920,843

Schedule of non-capital losses that can be applied against future taxable profit

Country	Amount	Expiry date
Canada	14,640,244	2037 and 2040
Brazil	7,340,942	indefinite

Schedule of unrecognized deferred tax assets

December 31,	2021	2020
Non-capital losses carried forward	$15,348	$—
Note Payable	(15,348)	—
	$—	$—